Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 56,217	$ 48,536
Accumulated Amortization	(40,764)	(36,536)
Net Book Value	15,453	12,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,514	10,514
Accumulated Amortization	(10,514)	(10,514)
Net Book Value	$ 0	$ 0
Weighted Average Remaining Useful Life (Years)	0 years	0 years
Patent and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37,323	$ 37,403
Accumulated Amortization	(30,023)	(26,022)
Net Book Value	$ 7,300	$ 11,381
Weighted Average Remaining Useful Life (Years)	1 year 10 months 24 days	2 years 9 months 18 days
Student base (Childcare)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,000
Accumulated Amortization	0
Net Book Value	$ 4,000
Weighted Average Remaining Useful Life (Years)	4 years
Franchise relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,700
Accumulated Amortization	0
Net Book Value	$ 1,700
Weighted Average Remaining Useful Life (Years)	10 years
Brands
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,600
Accumulated Amortization	0
Net Book Value	$ 1,600
Weighted Average Remaining Useful Life (Years)	10 years
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 576	$ 560
Accumulated Amortization	(207)	0
Net Book Value	$ 369	$ 560
Weighted Average Remaining Useful Life (Years)	2 years	10 years
Content
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 450
Accumulated Amortization	0
Net Book Value	$ 450
Weighted Average Remaining Useful Life (Years)	5 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 54	$ 59
Accumulated Amortization	(20)	0
Net Book Value	$ 34	$ 59
Weighted Average Remaining Useful Life (Years)	2 years	2 years